Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2011
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2011

Net revenue external customers	$2,049,798	$1,187,436	$3,237,234	$4,857	$3,242,091
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Revenue	2,052,131	1,187,436	3,239,567	2,524	3,242,091
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Three months ended September 30, 2010

Net revenue external customers	$2,071,457	$986,569	$3,058,026	$79	$3,058,105
Inter - segment revenue	1,784	-	1,784	(1,784)	-
Revenue	2,073,241	986,569	3,059,810	(1,705)	3,058,105
Depreciation and amortization	(63,327)	(35,825)	(99,152)	(24,807)	(123,959)
Operating income	374,096	156,273	530,369	(37,119)	493,250
Income (loss) from equity method investees	1,802	55	1,857	-	1,857
Capital expenditures, acquisitions and investments	56,154	125,730	181,884	28,300	210,184

Nine months ended September 30, 2011

Net revenue external customers	$6,054,505	$3,405,117	$9,459,622	$12,909	$9,472,531
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Total net revenue	6,060,347	3,405,117	9,465,464	7,067	9,472,531
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets(1)	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

Nine months ended September 30, 2010

Net revenue external customers	$6,057,728	$2,828,316	$8,886,044	$389	$8,886,433
Inter - segment revenue	3,611	-	3,611	(3,611)	-
Total net revenue	6,061,339	2,828,316	8,889,655	(3,222)	8,886,433
Depreciation and amortization	(190,042)	(105,892)	(295,934)	(73,390)	(369,324)
Operating Income	1,014,099	480,299	1,494,398	(109,404)	1,384,994
Income (loss) from equity method investees	5,379	105	5,484	-	5,484
Segment assets	11,255,233	4,641,267	15,896,500	799,269	16,695,769
thereof investments in equity method investees	16,822	5,723	22,545	-	22,545
Capital expenditures, acquisitions and investments(3)	201,038	304,588	505,626	222,440	728,066

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,265,687 in North America, $5,859,228 in International and $499,830 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $13,264 and $2,125, respectively, of non-cash acquisitions for 2010.